Segment Reporting - Summary of the Schedule of the Company's gross written premiums based on the location of the insured risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Gross written premiums	$ 4,609.3	$ 3,967.6	$ 4,338.7
Australia/Asia
Segment Reporting Information [Line Items]
Gross written premiums	177.8	177.8	257.5
Europe
Segment Reporting Information [Line Items]
Gross written premiums	208.1	179.4	194.5
United Kingdom & Ireland
Segment Reporting Information [Line Items]
Gross written premiums	614.8	532.5	485.8
United States & Canada
Segment Reporting Information [Line Items]
Gross written premiums	2,947.0	2,472.0	2,715.7
Worldwide excluding United States
Segment Reporting Information [Line Items]
Gross written premiums	33.4	28.8	24.2
Worldwide including United States
Segment Reporting Information [Line Items]
Gross written premiums	435.0	417.2	541.7
Other (4)
Segment Reporting Information [Line Items]
Gross written premiums	$ 193.2	$ 159.9	$ 119.3